Off-Balance Sheet Arrangements, Commitments And Contingencies - Litigation (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Financial instruments with off-balance sheet risk
1 year of less	$ 360,069
More than 1 year but less than 3 years	197,035
3 years or more but less than 5 years	84,878
5 years or more	59,652
Total	701,634
Commitments to Extend Credit [Member]
Financial instruments with off-balance sheet risk
1 year of less	351,905
More than 1 year but less than 3 years	194,919
3 years or more but less than 5 years	84,715
5 years or more	58,852
Total	690,391
Unused lines of Credit [Member]
Financial instruments with off-balance sheet risk
1 year of less	8,164
More than 1 year but less than 3 years	2,116
3 years or more but less than 5 years	163
5 years or more	800
Total	$ 11,243